Logo: CREDIT SUISSE ASSET MANAGEMENT

         CREDIT SUISSE FUNDS
         Prospectus

         CLASS A AND C SHARES
         December 16, 2004
         As revised December 30, 2004

                    o CREDIT SUISSE
                      COMMODITY RETURN STRATEGY FUND

As with all mutual funds, the Securities and Exchange Commission has not approved this fund, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS

     KEY POINTS .............................................................  4
        Goal and Principal Strategies .......................................  4
        A Word About Risk ...................................................  4
        Investor Profile ....................................................  7

     PERFORMANCE SUMMARY ....................................................  8

     INVESTOR EXPENSES ......................................................  9
        Fees and Fund Expenses ..............................................  9
        Example ............................................................. 10

     THE FUND IN DETAIL ..................................................... 11
        The Management Firm ................................................. 11
        Fund Information Key ................................................ 11
        Goal and Strategies ................................................. 12
        Portfolio Investments ............................................... 14
        Risk Factors ........................................................ 16
        Portfolio Management ................................................ 17

     FINANCIAL HIGHLIGHTS ................................................... 18

     MORE ABOUT RISK ........................................................ 19
        Introduction ........................................................ 19
        Types of Investment Risk ............................................ 19
        Certain Investment Practices ........................................ 23

     MEET THE MANAGERS ...................................................... 26

     MORE ABOUT YOUR FUND ................................................... 27
        Share Valuation ..................................................... 27
        Distributions ....................................................... 27
        Taxes ............................................................... 28
        Statements and Reports .............................................. 29

     CHOOSING A CLASS OF SHARES ............................................. 30

     BUYING AND SELLING SHARES .............................................. 31

     SHAREHOLDER SERVICES ................................................... 34

     OTHER POLICIES ......................................................... 35

     OTHER SHAREHOLDER INFORMATION .......................................... 37

     OTHER INFORMATION ...................................................... 43
        About the Distributor ............................................... 43

     FOR MORE INFORMATION ..........................................  back cover

                                   KEY POINTS

                          GOAL AND PRINCIPAL STRATEGIES

---------------------------------------------------------------------------------------------------------------------
GOAL           PRINCIPAL STRATEGIES                                                PRINCIPAL RISK FACTORS
---------------------------------------------------------------------------------------------------------------------
Total return   o    Designed to replicate the performance of the Dow-Jones         o    Commodity risk
                    AIG Commodity Index ("DJ-AIG Index")
                                                                                   o    Correlation risk
               o    Intends to invests at least 80% of its net assets, plus
                    any borrowings for investment purposes, in a                   o    Credit risk
                    combination of commodity-linked derivative instruments
                    and fixed-income securities backing those instruments          o    Derivatives risk

               o    Gains exposure to commodities markets primarily through        o    Exposure risk
                    commodity swap agreements primarily on the DJ-AIG Index
                                                                                   o    Focus risk
               o    May invest in structured notes whose principal and/or
                    coupon payments are linked to the DJ-AIG Index                 o    Foreign securities risk

               o    Invests in a portfolio of fixed-income securities              o    Interest-rate risk
                    normally having an average duration of one year or less
                                                                                   o    Liquidity risk
               o    Emphasizes investment-grade fixed-income securities
                                                                                   o    Market risk
               o    May invest without limit in U.S. dollar-denominated
                    foreign securities                                             o    Non-diversified status

               o    May invest in non-U.S. dollar denominated securities           o    Speculative exposure risk

                                                                                   o    Tax risk
---------------------------------------------------------------------------------------------------------------------

o    A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

   Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMMODITY RISK

   The fund's investment in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

   Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the fund's net asset value), and there can be no assurance that the fund's use of leverage will be successful.

CORRELATION RISK

   The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

CREDIT RISK

   The issuer of a security or the counterparty to a contract, including derivatives contracts, may default or otherwise become unable to honor a financial obligation.

DERIVATIVES RISK

   In addition to the risks described in this Prospectus under "Speculative Exposure Risk," there are additional risks associated with investing in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage. The fund's use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

EXPOSURE RISK

   The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

   o HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

   o SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

FOCUS RISK

   The fund will be exposed to the performance of commodities in the DJ-AIG Index, which may from time to time have a small number of commodity sectors (e.g., energy or metals) representing a large portion of the index. As a result, the fund may be subject to greater volatility than if the index were more broadly diversified among commodity sectors.

FOREIGN SECURITIES RISK

   Since the fund may invest in foreign securities, it carries additional risks that include:

o CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

o INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

o POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

INTEREST-RATE RISK

   Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK

   Certain fund securities, such as swaps and commodity-linked notes, may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

MARKET RISK

   The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks, bonds and commodities, and the mutual funds that invest in them.

   Bonds and other fixed-income securities generally involve less market risk than stocks and commodities. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

NON-DIVERSIFIED STATUS

   The fund is considered a non-diversified investment company under the Investment Company Act of 1940 and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the fund may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.

SPECULATIVE EXPOSURE RISK

   To the extent that a derivative or practice is used for speculative purposes, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from investments in swap agreements, commodity-linked notes, and other derivative instruments may be substantial.

TAX RISK

   In order to qualify as a regulated investment company ("RIC"), the fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The status of commodity-linked swaps and structured notes in which the fund may invest under such tests to qualify as a RIC under the Internal Revenue Code (the "Code") is not certain, and the fund does not intend to obtain a ruling from the Internal Revenue Service. In the event these instruments are adversely treated under these tests, the fund will take all available steps to lessen any adverse tax consequences, although there can be no guarantee that it will be able to do so. If the fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the fund's earnings and profits.

o  INVESTOR PROFILE

   THIS FUND IS DESIGNED FOR INVESTORS WHO:

This fund is designed for investors who:

o  are seeking total return

o are looking to hedge during periods of rising inflation and are willing to accept risk and volatility

o  seek to add exposure to commodities markets to an asset allocation mix

   IT MAY NOT BE APPROPRIATE IF YOU:

o  are investing for income

o  require stability of your principal

   You should base your investment decision on your own goals, risk preferences and time horizon.

   The fund is not a complete investment program and should only form a small part of a diversified portfolio. At any time, the risk of loss associated with a particular instrument in the fund's portfolio may be significantly higher than 50% of the value of the investment. Investors in the fund should be willing to assume the greater risks of potentially significant short-term share price fluctuations.

                               PERFORMANCE SUMMARY

As the fund has only recently commenced operations, no performance information is available as of the date of this Prospectus.

                               INVESTOR EXPENSES

                             FEES AND FUND EXPENSES

This table describes the fees and expenses you may pay as a shareholder. Annual fund operating expenses are estimated amounts for the fiscal year ending October 31, 2005.

--------------------------------------------------------------------------------
                                                         CLASS A      CLASS C
--------------------------------------------------------------------------------
  SHAREHOLDER FEES
  (paid directly from your investment)
--------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                     3.00%        NONE
--------------------------------------------------------------------------------
  Maximum deferred sales charge (load)
  (as a percentage of original purchase
  price or redemption proceeds,
  as applicable)(1)                                        NONE       1.00%(2)
--------------------------------------------------------------------------------
  Maximum sales charge (load) on reinvested
  distributions (as a percentage of
  offering price)                                          NONE        NONE
--------------------------------------------------------------------------------
  Redemption fees(3)                                      2.00%       2.00%
--------------------------------------------------------------------------------
  Exchange fees                                            NONE        NONE
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (deducted from fund assets)
--------------------------------------------------------------------------------
  Management fee                                          0.50%       0.50%
--------------------------------------------------------------------------------
  Distribution and service (12b-1) fee                    0.25%       1.00%
--------------------------------------------------------------------------------
  Other expenses                                          0.86%       0.86%
--------------------------------------------------------------------------------
  TOTAL ANNUAL FUND OPERATING EXPENSES(4)                 1.61%       2.36%
--------------------------------------------------------------------------------

(1) The maximum sales charge imposed is reduced for larger purchases. Purchases of $250,000 or more are not subject to an initial sales charge but may be subject to a 0.50% CDSC (Contingent Deferred Sales Charge) on redemptions made within 12 months of purchase. See "Other Shareholder Information."

(2) 1% during the first year.

(3) The fund imposes a 2.00% redemption fee (short-term trading fee) on fund shares redeemed or exchanged less than 30 days from purchase. This fee is calculated based on the shares' net asset value at redemption and deducted from the redemption proceeds. See "Buying Shares."

(4) Expected fees and expenses for the fiscal year ending October 31, 2005 (after waivers and expense reimbursements or credits) are shown below. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

  EXPENSES AFTER WAIVERS,
  REIMBURSEMENTS OR CREDITS                                 CLASS A     CLASS C

  Management fee                                             0.00%       0.00%
  Distribution and service (12b-1) fee                       0.25%       1.00%
  Other expenses                                             0.70%       0.70%
                                                            ------      ------
  NET ANNUAL FUND OPERATING EXPENSES                         0.95%       1.70%

                                     EXAMPLE

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table on the previous page (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

--------------------------------------------------------------------------------
                                                                ONE        THREE
                                                                YEAR       YEARS
--------------------------------------------------------------------------------
 CLASS A (with or without redemption)                           $459       $727
--------------------------------------------------------------------------------
 CLASS C (redemption at end of period)                          $339       $670
--------------------------------------------------------------------------------
 CLASS C (no redemption)                                        $239       $670
--------------------------------------------------------------------------------

                               THE FUND IN DETAIL

o  THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

o  Investment adviser for the fund

o Responsible for managing the fund's assets according to its goal and strategies

o A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business unit of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients

o As of September 30, 2004, Credit Suisse Asset Management companies managed approximately $27.5 billion in the U.S. and $308.2 billion globally

o Credit Suisse Asset Management has offices in 15 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Budapest, Frankfurt, Luxembourg, Milan, Moscow, Paris, Prague, Sao Paulo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission.

   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

MULTI-CLASS STRUCTURE

   This Prospectus offers only Class A and Class C shares of the fund, which are sold through financial intermediaries and other financial services firms and are sold with a front-end sales load and deferred sales charges, respectively. The fund offers Common Class shares through a separate Prospectus. Common Class shares are sold with no front-end or deferred sales charges but are offered only to certain eligible investors as described later in this Prospectus on page 42. Eligible investors may be able to purchase Common Class shares through certain intermediaries or directly from the fund.

o  FUND INFORMATION KEY

   A concise description of the fund begins on the next page. It provides the following information about the fund:

GOAL AND STRATEGIES

   The fund's particular investment goal and the principal and certain other strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

   The principal types of securities and certain secondary types of securities in which the fund invests. Secondary investments are also described in "More About Risk."

RISK FACTORS

   The principal risk factors associated with the fund. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

   The individuals designated by the investment adviser to handle the fund's day-to-day management.

FINANCIAL HIGHLIGHTS

   A table showing the fund's audited financial performance for up to five years.

o TOTAL RETURN How much you would have earned or lost on an investment in the fund, assuming you had reinvested all dividend and capital-gain distributions.

o PORTFOLIO TURNOVER An indication of trading frequency. The fund may sell securities without regard to the length of time they have been held. A high turnover rate may increase the fund's transaction costs and negatively affect its performance. Portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital gains, which could increase your income-tax liability.

   The Annual Report includes the auditor's report, along with the fund's financial statements. It is available free upon request through the methods described on the back cover of the Prospectus.

o  GOAL AND STRATEGIES

PRINCIPAL STRATEGIES

   The fund seeks total return. To pursue this goal, it invests in commodity-linked derivative instruments backed by a portfolio of fixed-income securities. The fund invests in commodity-linked derivative instruments, such as swap agreements, commodity-linked notes, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets without investing directly in physical commodities. Under normal market conditions, the fund intends to invest at least 80% of its net assets, plus any borrowings for investment purposes, in a combination of commodity-linked derivative instruments, such as swaps and structured notes, and fixed-income securities backing those instruments. The fund's 80% investment policy may be changed by the Board of Trustees on 60 days' notice to shareholders. The fund's investment objective of total return may be changed without shareholder approval.

   Under current market conditions, the Fund intends to gain exposure to the DJ-AIG Index by entering into swap agreements. The notional amount of the commodity-linked derivative instruments the fund enters into are expected to range between 70% and 100% of the fund's net assets. However, the market value of the fund's commodity-linked derivative instruments is not expected to exceed 5% of the fund's net assets at the time of purchase. The remainder of the fund's assets (other than amounts invested in structured notes and other derivatives) are expected to consist predominantly of fixed income instruments.

   CSAM believes that strong global demand for commodities coupled with inflationary pressures are creating a positive environment for commodities. The fund intends to gain exposure to commodities markets primarily by investing in swap agreements whose value depends on the DJ-AIG Index. The DJ-AIG Index is a broadly diversified futures index composed of futures contracts on 20 physical commodities. The index is weighted among commodity sectors using dollar-adjusted liquidity and production data. Currently, four energy products, six metals and ten agricultural products are represented in the index. The DJ-AIG Index is rebalanced as of the beginning of each calendar year so that as of that time no single commodity constitutes less than 2% or more than 15% of the index, and each sector represented in the index is limited to 33%. However, following this rebalancing and for the remainder of the calendar year these percentages may change so that a single commodity may constitute a lesser or greater percentage of the index and different sectors may represent different proportions of the index. (A more detailed description of the DJ-AIG Index is found in the Statement of Additional Information (SAI).) The fund may also invest in structured notes where the principal and/or coupon payments are linked to the DJ-AIG Index. The fund does not intend to invest in commodities directly or in instruments linked to individual commodity sectors.

   The prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities in periods of rising inflation. Of course, there can be no guarantee that the fund's commodity-linked investments would not be correlated with traditional financial assets under any particular market conditions. In addition, while the primary driver of the fund's returns is expected to be the change in value of the DJ-AIG Index, the fund is not an index fund. However, it is designed to generally replicate the performance of the DJ-AIG Index, although there can be no guarantee that this will be achieved.

   The fund will not invest 25% or more of its total assets in instruments issued by companies in any one industry. However, 25% or more of its total assets may be indirectly exposed to industries in the three commodity sectors of the DJ-AIG Index. In addition, the fund can invest more than 25% of its total assets in instruments (such as structured notes) issued by companies in the financial services sector (which includes the banking, brokerage and insurance industries). In that case the fund's share values will fluctuate in response to events affecting issues in those sectors.

   The fund invests in commodity-linked derivatives that are swaps and hybrid instruments excluded from regulation under the Commodity Exchange Act, so that the fund will not be considered a "commodity pool." From time to time the fund may invest in instruments that are regulated under that Act.

   Under normal market conditions:

o  at least 90% of the fund's fixed-income securities will be investment grade

o the fund will maintain an average duration of the fixed-income portion of the portfolio of one year or less

   In determining the credit quality of a security, we will use the highest rating assigned to it.

   Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

o  PORTFOLIO INVESTMENTS

PRINCIPAL PORTFOLIO INVESTMENTS

   The fund typically will seek to gain exposure to the commodities markets by investing in commodity swap agreements. In a typical commodity swap agreement, the fund will receive the price appreciation (or depreciation) of a commodity index, or a portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee.

   The fund may also seek to gain exposure to the commodities markets by investing in commodity-linked structured notes with principal and/or coupon payments linked to the value of the

   DJ-AIG Index. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities.

   The fixed-income securities the fund may invest in include:

o  corporate bonds, debentures and notes

o  convertible debt securities

o  preferred stocks

o  government and agency securities

o  municipal securities

o  mortgage-backed and other asset-backed securities

o  obligations of international agencies or supranational entities

o  repurchase agreements involving portfolio securities

o structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations

o  delayed funding loans and revolving credit facilities

o  reverse repurchase agreements

o  bank certificates of deposit, fixed time deposits and bankers' acceptances

o  commercial paper

   The fund may invest:

o  without limit in U.S. dollar-denominated, investment-grade foreign securities

o  up to 30% of its assets in non-dollar-denominated foreign securities

o up to 10% of its assets in fixed-income securities rated below investment grade (junk bonds)

o  up to 5% of its assets in emerging markets debt securities

   The use of swaps and other derivative strategies, such as commodity-linked structured notes, is a principal strategy of the fund. Derivative strategies and the writing of uncovered (or so-called "naked") options are speculative and may hurt the fund's performance. The fund may attempt to hedge its investments in order to mitigate risk, but it is not required to do so. The benefits to be derived from the fund's derivatives and options strategy are dependent upon CSAM's ability to discern pricing inefficiencies and predict trends in the commodities and other markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual stocks or fixed-income securities, and there can be no assurance that the use of this strategy will be successful. Additional information about the fund's derivatives and options strategy and related risks is included in the SAI and under "Certain Investment Practices" below.

   The fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The fund will hedge its exposure to foreign currency through the use of currency futures and options on futures, forward currency contracts and currency options.

OTHER PORTFOLIO INVESTMENTS

   In addition to investing in swaps and commodity-linked structured notes, the fund may engage in other investment practices that include the use of options, futures and other derivative securities. The fund will attempt to take advantage of pricing inefficiencies in these securities. For example, the fund may write (i.e., sell) put and call options. The fund would receive premium income when it writes an option, which will increase the fund's return in the event the option expires unexercised or is closed out at a profit. Upon the exercise of a put or call option written by the fund, the fund may suffer an economic loss equal to the difference between the price at which the fund is required to purchase, in the case of a put, or sell, in the case of a call, the underlying security or instrument and the option exercise price, less the premium received for writing the option. The fund may engage in derivative transactions involving a variety of underlying instruments, including, in addition to swaps, structured notes, equity and debt securities, securities indexes and futures.

   The fund may also invest in common and preferred stock as well as convertible securities of issuers in commodity-related industries. To a limited extent, the fund may also engage in other investment practices.

   The fund may, from time to time, place some or all of its assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes.

Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.

o  RISK FACTORS

   The fund's principal risk factors are:

o  commodity risk

o  correlation risk

o  credit risk

o  derivatives risk

o  exposure risk

o  focus risk

o  foreign securities risk

o  interest-rate risk

o  liquidity risk

o  market risk

o  non-diversified status

o  speculative exposure risk

o  tax risk

   Commodities are volatile investments and exposure to commodities should only form a small part of a diversified portfolio. Commodities may not be suitable for all investors. The use of derivatives such as swaps, commodity-linked structured notes and futures contracts may add additional risk. The swaps, commodity-linked structured notes and futures contracts in which the fund may invest have substantial risks, including risk of loss of a significant portion of their principal value and lack of a secondary market. Investing in commodity-linked derivatives that involve leverage could increase volatility and losses. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. To the extent that it invests in derivatives, the fund may be subject to additional risks, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. The fund will attempt to limit credit risk for commodity-linked notes by engaging in transactions primarily with counterparties that have an investment-grade credit rating, or a letter of credit or some other form of credit enhancement. However, the fund can invest up to 10% of its total assets in below-investment-grade securities that have greater credit risks than investment-grade securities. These risks are described in "More About Risk."

   The status of commodity-linked swaps and structured notes under tests to qualify as a RIC under the Code is not certain, and the fund does not intend to obtain a ruling from the Internal Revenue Service. If the fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits.

   The fund's index may from time to time have a small number of commodity sectors (e.g., energy or metals) representing a large portion of the index. As a result, the fund may be subject to greater volatility than if the index were more broadly diversified among commodity sectors.

   You should expect fluctuations in share price, yield and total return, particularly with changes in interest rates, for the fixed-income portion of the portfolio. Typically, a rise in interest rates causes a decline in the market value of fixed-income securities. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the fund.

   Junk bonds are considered speculative with respect to the issuer's continuing ability to meet principal and interest payments. In the event of a payment problem by an issuer of junk bonds, more senior debt (such as bank loans and investment-grade bonds) will likely be paid a greater portion of any payment made by the issuer.

   The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

   To the extent that it invests in certain securities, the fund may be affected by additional risks, such as extension and prepayment risks associated with mortgage-backed securities.

   Because the fund invests internationally, it carries additional risks, including currency, information and political risks.

   These risks are defined in "More About Risk." That section also details certain other investment practices the fund may use. Please read "More About Risk" carefully before you invest.

o  PORTFOLIO MANAGEMENT

   The current members of the Credit Suisse Fixed Income Management Team and the Credit Suisse Commodities Management Team are responsible for the day-to-day management of the fund. The current members of the Credit Suisse Fixed Income Management Team are Jo Ann Corkran and Suzanne E. Moran. The current members of the Credit Suisse Commodities Management Team are Nelson Louie, Christian Lee and Waiman Leung. You can find out more about them in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS

As the fund has only recently commenced operations, no financial information is available as of the date of this Prospectus.

                                MORE ABOUT RISK

o  INTRODUCTION

   The fund's goal and principal strategies largely determine its risk profile. You will find a concise description of the fund's risk profile in "Key Points." The discussion of the fund contains more detailed information. This section discusses other risks that may affect the fund.

   The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

o  TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

PRINCIPAL RISK FACTORS

   COMMODITY RISK The fund's investment in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

   Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the fund's net asset value), and there can be no assurance that the fund's use of leverage will be successful.

   CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

   DERIVATIVES RISK In addition to the risks described below under "Exposure Risk," there are additional risks associated with investing in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage. The fund's use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

   EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

   o HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

   o SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.


   FOCUS RISK The fund will be exposed to the performance of commodities in the DJ-AIG Index, which may from time to time have a small number of commodity sectors (e.g., energy or metals) representing a large portion of the index. As a result, the fund may be subject to greater volatility than if the index were more broadly diversified among commodity sectors.

   FOREIGN SECURITIES RISK Since the fund may invest in foreign securities, it carries additional risks that include:

o CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

o INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

o POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

   LIQUIDITY RISK Certain fund securities, such as swaps and commodity-linked notes may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

   MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks, bonds and commodities, and the mutual funds that invest in them.

   Bonds and other fixed-income securities generally involve less market risk than stocks and commodities. However, the risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

   NON-DIVERSIFIED STATUS The fund is considered a non-diversified investment company under the Investment Company Act of 1940 and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the fund may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.

   SPECULATIVE EXPOSURE RISK To the extent that a derivative or practice is used for speculative purposes, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from investments in commodity-linked notes, swap agreements and other derivative instruments may be substantial.

   TAX RISK In order to qualify as a RIC, the fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The status of commodity-linked swaps and structured notes in which the fund may invest under such tests to qualify as a RIC under the Code is not certain, and the fund does not intend to obtain a ruling from the Internal Revenue Service. In the event these instruments are adversely treated under these tests, the fund will take all available steps to lessen any adverse tax consequences, although there can be no guarantee that it will be able to do so. If the fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the fund's earnings and profits.

OTHER RISK FACTORS

   ACCESS RISK Some countries may restrict the fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the fund.

   CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

   LEVERAGING RISK Although the fund itself will not be leveraged, certain transactions may give rise to a form of leverage. Such transactions may include, among others, structured notes, reverse repurchase agreements, indexed and inverse floating rate securities, swap agreements, futures contracts, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, CSAM will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the fund to be more volatile than if the fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities.

   OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject a fund to losses from fraud, negligence, delay or other actions.

   POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the fund would generally have to reinvest the proceeds at lower rates.

   REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or the fund's performance.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the fund. Many commodity-linked derivative instruments are not actively traded.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

   KEY TO TABLE:

[x]  Permitted without limitation; does not indicate actual use
20% BOLD TYPE (E.G., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use
20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate actual use
[ ]  Permitted, but not expected to be used to a significant extent
--   Not permitted

--------------------------------------------------------------------------------
     INVESTMENT PRACTICE                                                  LIMIT
--------------------------------------------------------------------------------

BORROWING The borrowing of money from banks to meet redemptions or for other temporary or emergency purposes. Speculative
exposure risk.                                                           33 1/3%

--------------------------------------------------------------------------------

CURRENCY TRANSACTIONS Instruments, such as options, futures, forwards or swaps, intended to manage fund exposure to currency risk or to enhance total return. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a price and future date. Swaps involve the right or obligation to receive or make payments based on two different currency rates.(1) Correlation, credit, currency, hedged
exposure, liquidity, political, speculative exposure,
valuation risks.(2)                                                          [x]

--------------------------------------------------------------------------------

EMERGING MARKETS Countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject the fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, infrastructure, shareholder protections and company laws could expose the fund to risks beyond those generally encountered in developed countries. Access, currency, information, liquidity, market,
operational, political, valuation risks.                                     5%

--------------------------------------------------------------------------------

FOREIGN SECURITIES Securities of foreign issuers. May include depository receipts. Currency, information, liquidity, market,
political, valuation risks.                                                  [x]

--------------------------------------------------------------------------------

FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts that enable the fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the fund
(or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1)
Correlation, currency, hedged exposure, interest-rate, market,
speculative exposure risks.(2)                                               [x]

--------------------------------------------------------------------------------

INVESTMENT GRADE DEBT SECURITIES Debt securities rated within the four highest grades (AAA/Aaa through BBB-/Baa3) by Standard & Poor's or Moody's rating service, and unrated securities of comparable
quality. Credit, interest-rate, market risks.                                [x]

--------------------------------------------------------------------------------

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities backed by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. Credit, extension, interest-rate, liquidity,
prepayment risks.                                                            [x]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                        LIMIT

MUNICIPAL SECURITIES Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of
Columbia and their political subdivisions, agencies and
instrumentalities. Municipal securities may be affected by
uncertainties regarding their tax status, legislative changes or rights of municipal-securities holders. Credit, interest-rate,
market, regulatory risks.                                                    [x]

--------------------------------------------------------------------------------

NON-INVESTMENT-GRADE DEBT SECURITIES Debt securities and convertible securities rated below the fourth-highest grade (BBB-/Baa3) by
Standard & Poor's or Moody's rating service, and unrated securities of comparable quality. Commonly referred to as junk bonds. Credit,
information, interest-rate, liquidity, market, valuation risks.              10%

--------------------------------------------------------------------------------

OPTIONS Instruments that provide a right to buy (call) or sell (put)
a particular security, currency or index of securities at a fixed price within a certain time period. The fund may purchase or sell
(write) both put and call options for hedging or speculative purposes. An option is out-of-the money if the exercise price of the option is above, in the case of a call option, or below, in the case of a put option, the current price (or interest rate or yield for certain options) of the referenced security or instrument.(1)
Correlation, credit, derivatives, hedged exposure, liquidity,
market, speculative exposure risks.                                          20%

--------------------------------------------------------------------------------

REAL-ESTATE INVESTMENT TRUSTS (REITS) Pooled investment vehicles that invest primarily in income- producing real estate or
real-estate-related loans or interests. Credit, interest-rate,
market risks.                                                                [ ]

--------------------------------------------------------------------------------

RESTRICTED AND OTHER ILLIQUID SECURITIES Securities with
restrictions on trading, or those not actively traded. May include
private placements. Liquidity, market, valuation risks.                      15%

--------------------------------------------------------------------------------

SECURITIES LENDING Lending portfolio securities to financial institutions; the fund receives cash, U.S. government securities or bank letters of credit as collateral. Credit, liquidity, market
risks.                                                                   33 1/3%

--------------------------------------------------------------------------------

STRUCTURED INSTRUMENTS Swaps, structured notes and other instruments that allow the fund to gain access to the performance of a
referenced asset (such as an index or selected stocks) that may be more attractive or accessible than the fund's direct investment.
Commodity, credit, currency, derivatives, information,
interest-rate, leveraging, liquidity, market, political, speculative
exposure, valuation, tax risks.                                              [x]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                        LIMIT
--------------------------------------------------------------------------------

TEMPORARY DEFENSIVE TACTICS Placing some or all of the fund's assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its
goal.                                                                        [ ]

--------------------------------------------------------------------------------

WARRANTS Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative
exposure risks.                                                              10%

--------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of securities for delivery at a future date; market value may change
before delivery. Liquidity, market, speculative exposure risks.              20%

--------------------------------------------------------------------------------

ZERO-COUPON BONDS Debt securities that pay no cash income to holders for either an initial period or until maturity and are issued at a discount from maturity value. At maturity, return comes from the difference between purchase price and maturity value. Interest-rate,
market risks.                                                                [x]

--------------------------------------------------------------------------------

(1) The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

(2) The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

                               MEET THE MANAGERS

The current members of the Credit Suisse Fixed Income Management Team and the Credit Suisse Commodities Management Team are responsible for the day-to-day management of the fund. The current members of the Credit Suisse Fixed Income Management Team are Jo Ann Corkran and Suzanne E. Moran. The current members of the Credit Suisse Commodities Management Team are Nelson Louie, Christian Lee and Waiman Leung.

JO ANN CORKRAN, Managing Director, has been a team member of the fund since inception. She joined CSAM in 1997 from Morgan Stanley, where she headed the mortgage and asset-backed research group. Previously, she worked in the insurance group within fixed income research at First Boston and analyzed funding and investment strategies for pension plans at Buck Consultants. Ms. Corkran holds a B.A. in mathematics from New York University and has qualified as a Fellow of the Society of Actuaries.

SUZANNE E. MORAN, Managing Director, has been a team member of the fund since inception. She came to CSAM in 1995 as a result of Credit Suisse's acquisition of CS First Boston Investment Management (CS First Boston). She joined CS First Boston in 1991. Ms. Moran holds a B.A. in finance from the University of Maryland.

NELSON LOUIE, Director, has been a team member of the fund since inception. He joined CSAM in 1993 from Bankers Trust, where he was an operations specialist within its funds management group. Mr. Louie is currently responsible for overseeing trading and portfolio management of the team's derivatives-based hedging strategies, enhanced indexing strategies and excess return strategies. Mr. Louie holds a B.A. in economics from Union College.

CHRISTIAN T. LEE, Vice President, has been a team member of the fund since inception. Mr. Lee joined CSAM in 1996 from Mitsubishi Bank, where he was responsible for risk management of derivatives positions. He holds a B.A. in economics and finance from the University of Rochester.

WAIMAN LEUNG, Vice President, has been a team member of the fund since inception. Mr. Leung was a member of the CSAM derivatives team from 1993 through 2000, when he was a trader specializing in volatility arbitrage and currency hedging. Prior to rejoining CSAM in 2002, he was a proprietary equity trader at Worldco. from 2000 to 2002. Prior to 2000, Mr. Leung was an assistant commodities trader at The Options Group and an equity research associate at Lehman Brothers. Mr. Leung holds a B.A. in economics from New York University.


            Job titles indicate position with the investment adviser.

                              MORE ABOUT YOUR FUND

o  SHARE VALUATION

   The net asset value ("NAV") of each class of the fund is determined daily as of the close of regular trading (normally 4 PM eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day the NYSE is open for business. The fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities, options, futures contracts and other assets (including swap and structured note agreements) for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

   The fund's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

   Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

o  DISTRIBUTIONS

   As a fund investor, you will receive distributions.

   The fund earns income from swap and structured note agreements, dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

   The fund declares and pays dividends quarterly. The fund typically distributes capital gains annually, usually in December. The fund may make additional distributions and dividends at other times if necessary for the fund to avoid a federal tax.

   Distributions may be reinvested in additional shares without any initial or deferred sales charge.

   Estimated year-end distribution information, including record and payment dates, generally will be available late in the year from your broker-dealer, financial intermediary or financial institution (each a "financial representative") or by calling 800-927-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.

o   TAXES

   The status of swaps and commodity-linked notes under tests to qualify as a RIC under the Code is not certain, and the fund does not intend to obtain a ruling from the Internal Revenue Service. Generally, if these instruments do not qualify as "securities,"the Fund will fail to qualify as a RIC. If the fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits.

   As with any investment, you should consider how your investment in the fund will be taxed. Please consult your tax professional concerning your own tax situation.

   The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the fund.

TAXES ON DISTRIBUTIONS

   As long as the fund meets the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

   Distributions you receive from the fund, whether reinvested or taken in cash, are generally taxable. Distributions from the fund's long-term capital gains are taxed as long-term capital gains regardless of how long you have held fund shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income.

   If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you may receive a portion of the money you just invested in the form of a taxable distribution.

   We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains. If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS INVOLVING FUND SHARES

   Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

o  STATEMENTS AND REPORTS

   The fund produces financial reports, which include a list of the fund's portfolio holdings, semiannually and updates its prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, prospectus or proxy statement to your household, even if more than one person in the household has an account with the fund. If you would like to receive additional reports, prospectuses or proxy statements, please contact your financial representative or call 800-927-2874.

   The fund discloses its portfolio holdings and certain of the fund's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.csam.com/us. This information is posted on the fund's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the fund's policies and procedures with respect to disclosure of its portfolio securities is available in the fund's Statement of Additional Information.

                           CHOOSING A CLASS OF SHARES

   This Prospectus offers you a choice of two classes of shares: Classes A and
C. Choosing which of these classes of shares is better for you depends on a number of factors, including the amount and intended length of your investment.

o Class A shares may be a better choice than Class C if you are investing for the long term, especially if you are eligible for a reduced sales charge

o Class C shares permit all of your investment dollars to go to work for you right away, but they have higher expenses than Class A shares and deferred sales charges

o Class C shares may be better for an investor with a shorter time horizon because they have a lower sales charge than Class A shares, but because they have higher annual expenses, Class C shares are generally not appropriate if you are investing for the long term

   We describe Class A and C shares in detail in "Other Shareholder Information." The table below gives you a brief comparison of the main features of each class, which we recommend you discuss with your financial representative. Your financial representative will receive different compensation depending on the class you choose.

--------------------------------------------------------------------------------
                                  MAIN FEATURES
--------------------------------------------------------------------------------
CLASS A

o  Initial sales charge of up to 3.00%

o  Lower sales charge for large purchases

o No charges when you sell shares (except on certain redemptions of shares bought without an initial sales charge)

o  Lower annual expenses than Class C because of lower 12b-1 fee

--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------

o  No initial sales charge

o Deferred sales charge of 1.00% if you sell shares during the first year of purchase

o  Higher annual expenses than Class A shares because of higher 12b-1 fee

o  No conversion to Class A shares, so annual expenses remain higher
--------------------------------------------------------------------------------

   More information about the fund's classes of shares is available through CSAM's website. You will find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

o  the front-end sales charges that apply to the purchase of Class A shares

o  the deferred sales charges that apply to the redemption of Class C shares

o  who qualifies for lower sales charges on Class A shares

o  who qualifies for a sales load waiver

   Go to www.csam.com/us and click on "Breakpoint Discounts."

   You may also go to the NASD website, www.nasdr.com, and click on "Understanding Mutual Fund Classes" under "Investor Education: Investor Alerts" for more helpful information on how to select the appropriate class in which to invest.

                            BUYING AND SELLING SHARES

o  OPENING AN ACCOUNT

   You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. All classes of shares may not be available through all financial representatives. You should contact your financial representative for further information.

o  BUYING AND SELLING SHARES

   The fund is open on those days when the NYSE is open, typically Monday through Friday. Your financial representative must receive your purchase order in proper form prior to the close of the NYSE (usually 4 p.m. Eastern Time) in order for it to be priced at the day's offering price. If the financial representative receives it after that time, it will be priced at the next business day's offering price. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper form" means your financial representative has received a completed purchase application and payment for shares (as described in this Prospectus). The fund reserves the right to reject any purchase order.

   The minimum initial investment in all classes of the fund is $2,500, and the minimum for additional investments is $100. For IRA accounts, the minimum initial investment amount is $500, and the minimum for additional investments is $100, except the minimum additional investment for electronic transfers (ACH) is $50. Your financial representative may have different minimum investment amount requirements. There are no minimum investment amount requirements for retirement plan programs but the minimum investment amounts do apply to IRA accounts. The fund reserves the right to modify or waive the minimum investment amount requirements.

   The maximum investment amount in Class C shares is $1,000,000.

   In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the fund will not be able to open your account. If the fund is unable to verify your identity or the identity of any person authorized to act on your behalf, the fund and CSAM reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your fund shares will be redeemed at the net asset value per share next calculated after the determination has been made to close your account.

   You should contact your financial representative to redeem shares of the fund. Your redemption will be processed at the NAV per share next computed after your request is received in proper form. If you own Class C shares or purchased Class A shares without paying an initial sales charge, any applicable CDSC will be applied to the NAV and deducted from your redemption proceeds. The value of your shares may be more or less than your initial investment depending on the NAV of the fund on the day you redeem.

   Your financial representative may impose a minimum account balance required to keep your account open. If your fund account falls below $250 due to redemptions or exchanges, the fund reserves the right to close the account and mail you the proceeds after 60 days' notice. The fund reserves the right to change the minimum account balance requirement after 15 days' notice to current shareholders of any increases. The fund also reserves the right, if it raises the minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days' notice as described above.

o  REDEMPTION FEE

   The fund imposes a 2.00% redemption fee (short-term trading fee) on its Class A and Class C shares redeemed or exchanged within 30 days from the date of purchase. This fee is calculated based on the shares' aggregate NAV on the date of redemption and deducted from the redemption proceeds. The fee is paid to the fund to offset costs associated with short-term trading. For purposes of computing the redemption fee, any shares purchased through reinvestment of dividends or distributions will be redeemed first without charging the fee, followed by shares held the longest.

   The fee does not apply to shares:

o  purchased by investment advisory clients of CSAM or any of its affiliates

o  purchased by wrap fee accounts

o purchased by 401(k) plans, 403(b) plans, 457 plans or other employee benefit or retirement plans sponsored by an employer

o  acquired by the reinvestment of dividends or distributions

   The fund's ability to impose or collect redemption fees in certain circumstances, including redemption fees on trades by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based-program accounts, among others, may be limited. As a result, the fund may not be able to prevent market timing through the use of redemption fees. Depending on the portion of fund shares held through such financial intermediaries (which may represent most of fund shares), market timing could adversely affect shareholders (through, for example, increased transaction costs, taxable gains to remaining shareholders and losses on the sale of investments).

o  EXCHANGING SHARES

   You should contact your financial representative to request an exchange into the same class of another Credit Suisse Fund or into a Credit Suisse money market fund. A sales charge differential may apply. Be sure to read the current Prospectus for the new fund.

   The fund reserves the right to

o  reject any purchase order made by means of an exchange from another fund

o change or discontinue its exchange privilege after 60 days' notice to current investors

o  temporarily suspend the exchange privilege during unusual market conditions

   If the fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse fund will be processed. Your redemption request will be priced at the next computed net asset value.

   For more information regarding buying, selling or exchanging shares, contact your financial representative or call 800-927-2874.

                              SHAREHOLDER SERVICES

o  AUTOMATIC SERVICES

   Buying or selling shares automatically is easy with the services described below. You can set up or change most of these services by calling your financial representative.

AUTOMATIC MONTHLY INVESTMENT PLAN

   For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

   For making automatic monthly, quarterly, semi-annual or annual withdrawals of $250 or more.

TRANSFERS/GIFTS TO MINORS

   Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA). Please consult your tax professional about these types of accounts.

                                 OTHER POLICIES

o  TRANSACTION DETAILS

   You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed. Your purchase order will be canceled if you place a telephone order by 4 p.m. Eastern Time and we do not receive your wire that day.

   Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if your investment check or electronic ACH transfer does not clear. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

   Uncashed redemption or distribution checks do not earn interest.

o  FREQUENT PURCHASES AND SALES OF FUND SHARES

   Frequent purchases and redemptions of fund shares present risks to the fund's long-term shareholders. These risks include the potential for dilution in the value of fund shares; interference with the efficient management of the fund's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the fund's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

   The fund will take steps to detect and eliminate excessive trading in fund shares, pursuant to the fund's policies as described in this prospectus and approved by the board. The fund defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within a specified period of time. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. These policies apply to all accounts shown on the fund's records.

   The fund reserves the right to reject or cancel a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the fund reserves the right to reject or cancel a purchase or exchange order from any investor or intermediary that the fund has reason to think could be a frequent trader, whether or notthat investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

   The fund has also adopted fair valuation policies to protect the fund from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "Share Valuation." In addition, the fund imposes a redemption fee on redemptions or exchanges within a specified period of time after purchase. See "Buying Shares."

   There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. In particular, the fund may not be able to monitor, detect or limit excessive trading by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based programs. Depending on the portion of fund shares held through such financial intermediaries (which may represent most of fund shares), excessive trading of fund shares could adversely affect long-term shareholders (as described above). It should also be noted that shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of fund shares, which may define market timing differently than the fund does and have different consequences associated with it.

   The fund's policies and procedures may be modified or terminated at any time.

o  SPECIAL SITUATIONS

   The fund reserves the right to:

o  charge a wire-redemption fee

o make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt fund operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

o stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                          OTHER SHAREHOLDER INFORMATION

o  CLASSES OF SHARES AND SALES CHARGES

   Class A and C shares are identical except in two important ways: (1) each class bears different distribution and service fees and sales charges and (2) each class has different exchange privileges. Class A and Class C shareholders have exclusive voting rights relating to their respective class's 12b-1 Plan.

o  CLASS A SHARES

OFFERING PRICE:

   The offering price for Class A shares is the NAV plus the applicable sales charge (unless you are entitled to a waiver):

                         INITIAL SALES CHARGE -- CLASS A

--------------------------------------------------------------------------------
                                                                    COMMISSION
                                                                   TO FINANCIAL
                                                                  REPRESENTATIVE
                                     AS A % OF       AS A % OF       AS A % OF
                                       AMOUNT        OFFERING        OFFERING
      AMOUNT PURCHASED                INVESTED         PRICE           PRICE
 Less than $50,000                      3.09%          3.00%           2.75%
--------------------------------------------------------------------------------
 $50,000 to less than $100,000          2.04%          2.00%           1.75%
--------------------------------------------------------------------------------
 $100,000 to less than $250,000         1.01%          1.00%           0.90%
--------------------------------------------------------------------------------
 $250,000 or more                        0*              0            0.50%**
--------------------------------------------------------------------------------

* On purchases of $250,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described below under "Class A Limited CDSC").

** The distributor may pay a financial representative a fee as follows: up to 0.50% on purchases of up to and including $3 million, up to 0.25% on the next $47 million, and up to 0.125% on purchase amounts over $50 million.

   The reduced sales charges shown above apply to the total amount of purchases of Class A shares of the fund made at one time by any "purchaser." The term "purchaser" includes:

1. Individuals and Members of Their Immediate Families: an individual, the individual's spouse or domestic partner, and his or her children and parents (each, an "immediate family member"), including any Individual Retirement Account (IRA) of the individual or an immediate family member;

2. Controlled Companies: any company controlled by the individual and/or an immediate family member (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

3. Related Trusts: a trust created by the individual and/or an immediate family member, the beneficiaries of which are the individual and/or an immediate family member; and

4. UGMA Accounts: a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual and/or an immediate family member.

   If you qualify for reduced sales charges based on purchases you are making at the same time in more than one type of account listed above, you must notify your financial representative at the time of purchase and request that your financial representative notify the fund's transfer agent or distributor. For more information, contact your financial representative.

   All accounts held by any "purchaser" will be combined for purposes of qualifying for reduced sales charges under the Letter of Intent, Right of Accumulation and Concurrent Purchases privileges, which are discussed in more detail below. Your financial representative may not know about all your accounts that own shares of the Credit Suisse Funds. IN ORDER TO DETERMINE WHETHER YOU QUALIFY FOR A REDUCED SALES CHARGE ON YOUR CURRENT PURCHASE, YOU MUST NOTIFY YOUR FINANCIAL REPRESENTATIVE OF ANY OTHER INVESTMENTS THAT YOU OR YOUR RELATED ACCOUNTS HAVE IN THE CREDIT SUISSE FUNDS, such as shares held in an IRA, shares held by a member of your immediate family or shares held in an account at a broker-dealer or financial intermediary other than the financial representative handling your current purchase. For more information about qualifying for reduced sales charges, consult your financial intermediary, which may require that you provide documentation concerning related accounts.

   From time to time, the distributor may re-allow the full amount of the sales charge to financial representatives as a commission for sales of such shares. They also receive a service fee at an annual rate equal to .25% of the average daily net assets represented by the Class A shares they are servicing.

   THE INITIAL SALES CHARGE IS WAIVED FOR THE FOLLOWING SHAREHOLDERS OR
TRANSACTIONS:

(1) investment advisory clients of CSAM;

(2) officers, current and former directors of the fund, current and former directors or trustees of other investment companies managed by CSAM or its affiliates, officers, directors and full-time employees of CSAM affiliates; or the spouse, siblings, children, parents, or grandparents of any such person or any such person's spouse (collectively, "relatives"), or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be sold except to the fund);

(3) an agent or broker of a dealer that has a sales agreement with the distributor for his or her own account or an account of a relative of any such person, or any trust or IRA self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the fund);

(4) shares purchased by (a) registered investment advisers ("RIAs") on behalf of fee-based accounts or (b) broker-dealers that have sales agreements with the fund and for which shares have been purchased on behalf of wrap fee client accounts, and for which such RIAs or broker-dealers perform advisory, custodial, record keeping or other services;

(5) shares purchased for 401(k) Plans, 403(B) Plans, 457 Plans, employee benefit plans sponsored by an employer and pension plans;

(6) Class A shares acquired when dividends and distributions are reinvested in the fund; and

(7) Class A shares offered to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise.

   If you qualify for a waiver of the sales charge, you must notify your financial representative at the time of purchase and request that your financial representative notify the fund's transfer agent or distributor. For more information, contact your financial representative.

   Reduced initial sales charges are available if you qualify under one of the following privileges:

   LETTER OF INTENT. You can use a letter of intent to qualify for reduced sales charges if you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) in Class A shares of the fund during the next 13 months (based on the public offering price of shares purchased). A letter of intent is a letter you sign under which the fund agrees to impose a reduced sales charge based on your representation that you intend to purchase at least $50,000 of Class A shares of the fund. You must invest at least $1,000 when you submit a Letter of Intent, and you may include purchases of fund shares made up to 90 days before the receipt of the Letter. Letters of Intent may be obtained by contacting your financial representative and should be submitted to the fund's distributor or transfer agent. The 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included. Completing a Letter of Intent does not obligate you to purchase additional shares, but if you do not buy enough shares to qualify for the projected level of sales charges by the end of the 13-month period (or when you sell your shares, if earlier), your sales charges will be recalculated to reflect the actual amount of your purchases. You must pay the additional sales charge within 30 days after you are notified or the additional sales charge will be deducted from your account.

   RIGHT OF ACCUMULATION. You may be eligible for reduced sales charges based upon the current net asset value of shares you own in the fund or other Credit Suisse Funds. The sales charge on each purchase of fund shares is determined by adding the current net asset value of all the classes of shares the investor currently holds to the amount of fund shares being purchased. The Right of Accumulation is illustrated by the following example: If an investor holds shares in any Credit Suisse Fund currently valued in the amount of $50,000, a current purchase of $50,000 will qualify for a reduced sales charge (i.e., the sales charge on a $100,000 purchase).

   The reduced sales charge is applicable only to current purchases. Your financial representative must notify the transfer agent or the distributor that the account is eligible for the Right of Accumulation.

   CONCURRENT PURCHASES. You may be eligible for reduced sales charges based on concurrent purchases of any class of shares purchased in any Credit Suisse Fund. For example, if the investor concurrently invests $25,000 in one fund and $25,000 in another, the sales charge on both funds would be reduced to reflect a $50,000 purchase. Your financial representative must notify the transfer agent or the distributor prior to your purchase that you are exercising the Concurrent Purchases privilege.

   REINSTATEMENT PRIVILEGE. If you have redeemed Class A or Class C shares, the Reinstatement Privilege permits shareholders to reinvest the proceeds in Class A or Class C shares, respectively, of the fund or of another Credit Suisse Fund within 30 days from the date of redemption in Class A shares of the fund or of another Credit Suisse Fund without an initial sales charge or a deferred sales charge, as appropriate. Your financial representative must notify the transfer agent or the distributor prior to your purchase in order to exercise the Reinstatement Privilege. In addition, a Limited CDSC or CDSC paid to the distributor may be credited with the amount of the Limited CDSC or CDSC as appropriate, in shares of the Credit Suisse Fund at the current net asset value if a shareholder reinstates his fund account holdings within 30 days from the date of redemption.

   CLASS A LIMITED CDSC. A Limited Contingent Deferred Sales Charge ("Limited CDSC") will be imposed by the fund upon redemptions of Class A shares made within 12 months of purchase, if such purchases were made at net asset value on a purchase of $250,000 or more and the distributor paid a commission to the financial representative.

   The Limited CDSC also applies to redemptions of shares of other funds into which such Class A shares are exchanged. Any Limited CDSC charged on a redemption of exchanged-for fund shares is computed in the manner set forth in the exchanged-for fund's prospectus. You will not have to pay a Limited CDSC when you redeem fund shares that you purchased in exchange for shares of another fund, if you paid a sales charge when you purchased that other fund's shares.

   The Limited CDSC will be paid to the distributor and will be equal to the lesser of 0.50% of:

o the net asset value at the time of purchase of the Class A shares being redeemed; or

o  the net asset value of such Class A shares at the time of redemption.

   For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at the time of purchase of such Class A shares, even if those shares are later exchanged. In the event of an exchange of such Class A shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares into which the Class A shares have been exchanged. The Limited CDSC on Class A shares will be waived on redemptions made pursuant to the fund's automatic withdrawal plan pursuant to which up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestments) may be withdrawn, provided that no more than 12% of the total market value of an account may be withdrawn over any 12-month period. Shareholders who elect automatic withdrawals on a semi-annual or annual basis are not eligible for the waiver.

o  CLASS C SHARES

   You may choose to purchase Class C shares at the fund's net asset value, although such shares will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for Class C shares of another Credit Suisse Fund, the CDSC is computed in the manner set forth in the exchanged-for fund's prospectus. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares. The 1% CDSC on Class C shares will be assessed in an amount equal to the lesser of the then-current NAV or the original purchase price of the shares identified for redemption. Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that you have held the longest. Class C shares are not convertible to Class A shares and are subject to a distribution fee of 1.00% of average daily net assets.

   Financial representatives selling Class C shares receive a commission of up to 1.00% of the purchase price of the Class C shares they sell. Also, beginning on the first anniversary of the date of purchase, they receive an annual fee of up to 1.00% of the average daily net assets represented by the Class C shares held by their clients.

   The CDSC on Class C shares will be waived for the following shareholders or transactions:

(1) shares received pursuant to the exchange privilege that are currently exempt from a CDSC;

(2) redemptions as a result of shareholder death or disability (as defined in the Internal Revenue Code of 1986, as amended);

(3) redemptions made pursuant to the fund's automatic withdrawal plan, pursuant to which up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestments) may be withdrawn, provided that no more than 12% of the total market value of an account may be withdrawn over any 12 month period. Shareholders who elect automatic withdrawals on a semi-annual or annual basis are not eligible for the waiver;

(4) redemptions related to required minimum distributions from retirement plans or accounts at age 701/2, which are required without penalty pursuant to the Internal Revenue Code; and

(5) Class C shares acquired when dividends and distributions are reinvested in the fund.

   Redemptions effected by the fund pursuant to its right to liquidate a shareholder's account with a current net asset value of less than $250 will not be subject to the CDSC.

o  COMMON CLASS SHARES

   The fund also offers Common Class shares through a separate Prospectus. Eligible investors may be eligible to purchase Common Class shares through certain intermediaries or directly without the imposition of a sales charge. The fund's Common Class shares are offered only to (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of CSAM, (3) certain registered investment advisers ("RIAs"),
(4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates and (6) CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can buy Common Class shares of the fund and open new accounts under the same social security number.

   Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

                                OTHER INFORMATION

o  ABOUT THE DISTRIBUTOR

   Credit Suisse Asset Management Securities, Inc., an affiliate of CSAM, is responsible for making the fund available to you.

   The fund has adopted 12b-1 Plans for Class A and C shares pursuant to the rules under the Investment Company Act of 1940. These plans allow the fund to pay distribution and service fees for the sale and servicing of Classes A and C of the fund's shares. Under the plans, the distributor is paid 0.25% and 1.00% of the average daily net assets of the fund's Class A and C shares, respectively. Since these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges.

   Distribution and service fees on Class A and C shares are used to pay the distributor to promote the sale of shares and the servicing of accounts of the fund. The distributor also receives sales charges as compensation for its expenses in selling shares, including the payment of compensation to financial representatives.

   The expenses incurred by the distributor under the 12b-1 Plans for Class A and C shares include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.

   The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. CSAM or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

                              FOR MORE INFORMATION

More information about the fund is available free upon request, including the following:

o  ANNUAL/SEMIANNUAL
o  REPORTS TO SHAREHOLDERS

Includes financial statements, portfolio investments and detailed performance information.

The Annual Report also contains a letter from the fund's managers discussing market conditions and investment strategies that significantly affected fund performance during its past fiscal year.

o  OTHER INFORMATION

A current SAI which provides more details about the fund is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

Please contact Credit Suisse Funds to obtain, without charge, the SAI and Annual and Semiannual Reports, and other information and to make shareholder inquiries:

BY TELEPHONE:
   800-927-2874

BY FACSIMILE:
   888-606-8252

BY MAIL:
   Credit Suisse Funds
   P.O. Box 55030
   Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Funds
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:
   www.csam.com/us

SEC FILE NUMBER:
Credit Suisse

Commodity Return Strategy Fund                                         811-21589

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 o WWW.CSAM.COM/US                    CREDIT SUISSE ASSET MANAGEMENT


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSCRL-1-1204

                                            Logo: CREDIT SUISSE ASSET MANAGEMENT


         CREDIT SUISSE FUNDS
         Prospectus

         COMMON CLASS
         December 16, 2004
         As revised December 30, 2004

                    o CREDIT SUISSE
                      COMMODITY RETURN STRATEGY FUND

     The fund's Common Class shares may be purchased only by (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC, (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs,
     (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates and (6) CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can buy Common Class shares of the fund and open new accounts under the same social security number.

     Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

     As with all mutual funds, the Securities and Exchange Commission has not approved this fund, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

     Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS

     KEY POINTS .............................................................  4
        Goal and Principal Strategies .......................................  4
        A Word About Risk ...................................................  4
        Investor Profile ....................................................  7

     PERFORMANCE SUMMARY ....................................................  8

     INVESTOR EXPENSES ......................................................  9
        Fees And Fund Expenses ..............................................  9
        Example ............................................................. 10

     THE FUND IN DETAIL ..................................................... 11
        The Management Firm ................................................. 11
        Fund Information Key ................................................ 11
        Goal and Strategies ................................................. 12
        Portfolio Investments ............................................... 14
        Risk Factors ........................................................ 16
        Portfolio Management ................................................ 17

     FINANCIAL HIGHLIGHTS ................................................... 18

     MORE ABOUT RISK ........................................................ 19
        Introduction ........................................................ 19
        Types of Investment Risk ............................................ 19
        Certain Investment Practices ........................................ 24

     MEET THE MANAGERS ...................................................... 27

     MORE ABOUT YOUR FUND ................................................... 28
        Share Valuation ..................................................... 28
        Account Statements .................................................. 28
        Distributions ....................................................... 29
        Taxes ............................................................... 29

     BUYING SHARES .......................................................... 31

     SELLING SHARES ......................................................... 35

     SHAREHOLDER SERVICES ................................................... 37

     OTHER POLICIES ......................................................... 38

     OTHER INFORMATION ...................................................... 43
        About the Distributor ............................................... 43

     FOR MORE INFORMATION ........................................... back cover

                                   KEY POINTS

                         GOAL AND PRINCIPAL STRATEGIES

--------------------------------------------------------------------------------------------------------------------------------
GOAL            PRINCIPAL STRATEGIES                                                        PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------------------------------------------------------
Total return    o  Designed to replicate the performance of the Dow-Jones AIG               o  Commodity risk
                   Commodity Index ("DJ-AIG Index")
                                                                                            o  Correlation risk
                o  Intends to invest at least 80% of its net assets, plus any
                   borrowings for investment purposes, in a combination of                  o  Credit risk
                   commodity-linked derivative instruments and fixed-income
                   securities backing those instruments                                     o  Derivatives risk

                o  Gains exposure to commodities markets primarily through commodity        o  Exposure risk
                   swap agreements, primarily on the DJ-AIGIndex
                                                                                            o  Focus risk
                o  May invest in structured notes whose principal and/or coupon
                   payments are linked to the DJ-AIG Index                                  o  Foreign securities risk

                o  Invests in a portfolio of fixed-income securities normally having        o  Interest-rate risk
                   an average duration of one year or less
                                                                                            o  Liquidity risk
                o  Emphasizes investment-grade fixed-income securities
                                                                                            o  Market risk
                o  May invest without limit in U.S. dollar-denominated foreign
                   securities                                                               o  Non-diversified status

                o  May invest in non-U.S. dollar denominated securities                     o  Speculative exposure risk

                                                                                            o  Tax risk
--------------------------------------------------------------------------------------------------------------------------------

o  A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

   Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMMODITY RISK

   The fund's investment in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

   Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the fund's net asset value), and there can be no assurance that the fund's use of leverage will be successful.

CORRELATION RISK

   The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

CREDIT RISK

   The issuer of a security or the counterparty to a contract, including derivatives contracts, may default or otherwise become unable to honor a financial obligation.

DERIVATIVES RISK

   In addition to the risks described in this Prospectus under "Speculative Exposure Risk," there are additional risks associated with investing in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage. The fund's use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

EXPOSURE RISK

   The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

   o HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

   o SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

FOCUS RISK

   The fund will be exposed to the performance of commodities in the DJ-AIG Index, which may from time to time have a small number of commodity sectors (e.g., energy or metals) representing a large portion of the index. As a result, the fund may be subject to greater volatility than if the index were more broadly diversified among commodity sectors.

FOREIGN SECURITIES RISK

   Since the fund may invest in foreign securities, it carries additional risks that include:

o CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

o INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

o POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

INTEREST-RATE RISK

   Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK

   Certain fund securities, such as swaps and commodity-linked notes, may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

MARKET RISK

   The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks, bonds and commodities, and the mutual funds that invest in them.

   Bonds and other fixed-income securities generally involve less market risk than stocks and commodities. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

NON-DIVERSIFIED STATUS

   The fund is considered a non-diversified investment company under the Investment Company Act of 1940 and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the fund may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.

SPECULATIVE EXPOSURE RISK

   To the extent that a derivative or practice is used for speculative purposes, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from investments in swap agreements, commodity-linked notes, and other derivative instruments may be substantial.

TAX RISK

   In order to qualify as a regulated investment company ("RIC"), the fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The status of commodity-linked swaps and structured notes in which the fund may invest under such tests to qualify as a RIC under the Internal Revenue Code (the "Code") is not certain, and the fund does not intend to obtain a ruling from the Internal Revenue Service. In the event these instruments are adversely treated under these tests, the fund will take all available steps to lessen any adverse tax consequences, although there can be no guarantee that it will be able to do so. If the fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the fund's earnings and profits.

o  INVESTOR PROFILE

   THIS FUND IS DESIGNED FOR INVESTORS WHO:

o  are seeking total return

o are looking to hedge during periods of rising inflation and are willing to accept risk and volatility

o  seek to add exposure to commodities markets to an asset allocation mix


   IT MAY NOT BE APPROPRIATE IF YOU:

o  are investing for income

o  require stability of your principal

   You should base your investment decision on your own goals, risk preferences and time horizon.

   The fund is not a complete investment program and should only form a small part of a diversified portfolio. At any time, the risk of loss associated with a particular instrument in the fund's portfolio may be significantly higher than 50% of the value of the investment. Investors in the fund should be willing to assume the greater risks of potentially significant short-term share price fluctuations.

                               PERFORMANCE SUMMARY

As the fund has only recently commenced operations, no performance information is available as of the date of this Prospectus.

                               INVESTOR EXPENSES

                             FEES AND FUND EXPENSES

This table describes the fees and expenses you may pay as a shareholder. Annual fund operating expenses are estimated amounts for the fiscal year ending October 31, 2005.

--------------------------------------------------------------------------------
  SHAREHOLDER FEES
  (paid directly from your investment)
--------------------------------------------------------------------------------
  Sales charge (load) on purchases                                         NONE
--------------------------------------------------------------------------------
  Deferred sales charge (load)                                             NONE
--------------------------------------------------------------------------------
  Sales charge (load) on reinvested distributions                          NONE
--------------------------------------------------------------------------------
  Redemption fees(1)                                                      2.00%
--------------------------------------------------------------------------------
  Exchange fees                                                            NONE
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
  (deducted from fund assets)
--------------------------------------------------------------------------------
  Management fee                                                          0.50%
--------------------------------------------------------------------------------
  Distribution and service (12b-1) fee                                     NONE
--------------------------------------------------------------------------------
  Other expenses                                                          0.86%
--------------------------------------------------------------------------------
  TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                 1.36%
--------------------------------------------------------------------------------

(1) The fund imposes a 2.00% redemption fee (short-term trading fee) on fund shares redeemed or exchanged less than 30 days from purchase. This fee is calculated based on the shares' net asset value at redemption and deducted from the redemption proceeds. See "Buying Shares."

(2) Expected fees and expenses for the fiscal year ending October 31, 2005 (after waivers and expense reimbursements or credits) are shown below. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.

  EXPENSES AFTER WAIVERS,
  REIMBURSEMENTS OR CREDITS

  Management fee                                                          0.00%
  Distribution and service (12b-1) fee                                     NONE
  Other expenses                                                          0.70%
                                                                         ------
  NET ANNUAL FUND OPERATING EXPENSES                                      0.70%

                                     EXAMPLE

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table on the previous page (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

--------------------------------------------------------------------------------
                                                                 ONE      THREE
                                                                YEAR      YEARS
--------------------------------------------------------------------------------
 COMMON CLASS (with or without redemption)                      $138      $363
--------------------------------------------------------------------------------

                               THE FUND IN DETAIL

o  THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

o  Investment adviser for the fund

o Responsible for managing the fund's assets according to its goal and strategies

o A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business unit of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients

o As of September 30, 2004, Credit Suisse Asset Management companies managed approximately $27.5 billion in the U.S. and $308.2 billion globally

o Credit Suisse Asset Management has offices in 15 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Budapest, Frankfurt, Luxembourg, Milan, Moscow, Paris, Prague, Sao Paulo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission.

   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

MULTI-CLASS STRUCTURE

   This Prospectus offers Common Class shares of the fund. Common Class shares are no load. The fund offers additional classes of shares, Class A shares and Class C shares, as described in a separate prospectus.

o  FUND INFORMATION KEY

   A concise description of the fund begins on the next page. It provides the following information about the fund:

GOAL AND STRATEGIES

   The fund's particular investment goal and the principal and certain other strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

   The principal types of securities and certain secondary types of securities in which the fund invests. Secondary investments are also described in "More About Risk."

RISK FACTORS

   The principal risk factors associated with the fund. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

   The individuals designated by the investment adviser to handle the fund's day-to-day management.

FINANCIAL HIGHLIGHTS

   A table showing the fund's audited financial performance for up to five years.

o TOTAL RETURN How much you would have earned or lost on an investment in the fund, assuming you had reinvested all dividend and capital-gain distributions.

o PORTFOLIO TURNOVER An indication of trading frequency. The fund may sell securities without regard to the length of time they have been held. A high turnover rate may increase the fund's transaction costs and negatively affect its performance. Portfolio turnover may also result in more frequent distributions attributable to long-term and short-term capital gains, which could increase your income-tax liability.

   The Annual Report includes the auditor's report, along with the fund's financial statements. It is available free upon request through the methods described on the back cover of the Prospectus.

o  GOAL AND STRATEGIES

PRINCIPAL STRATEGIES

   The fund seeks total return. To pursue this goal, it invests in commodity-linked derivative instruments backed by a portfolio of fixed-income securities. The fund invests in commodity-linked derivative instruments, such as swap agreements, commodity-linked notes, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets without investing directly in physical commodities. Under normal market conditions, the fund intends to invest at least 80% of its net assets, plus any borrowings for investment purposes, in a combination of commodity-linked derivative instruments, such as swaps and structured notes, and fixed-income securities backing those instruments. The fund's 80% investment policy may be changed by the Board of Trustees on 60 days' notice to shareholders. The fund's investment objective of total return may be changed without shareholder approval.

   Under current market conditions, the Fund intends to gain exposure to the DJ-AIG Index by entering into swap agreements. The notional amount of the commodity-linked derivative instruments the fund enters into are expected to range between 70% and 100% of the fund's net assets. However, the market value of the fund's commodity-linked derivative instruments is not expected to exceed 5% of the fund's net assets at the time of purchase. The remainder of the fund's assets (other than amounts invested in structured notes and other derivatives) are expected to consist predominantly of fixed income instruments.

   CSAM believes that strong global demand for commodities coupled with inflationary pressures are creating a positive environment for commodities. The fund intends to gain exposure to commodities markets primarily by investing in swap agreements whose value depends on the DJ-AIG Index. The

DJ-AIG Index is a broadly diversified futures index composed of futures contracts on 20 physical commodities. The index is weighted among commodity sectors using dollar-adjusted liquidity and production data. Currently, four energy products, six metals and ten agricultural products are represented in the index. The DJ-AIG Index is rebalanced as of the beginning of each calendar year so that as of that time no single commodity constitutes less than 2% or more than 15% of the index, and each sector represented in the index is limited to 33%. However, following this rebalancing and for the remainder of the calendar year these percentages may change so that a single commodity may constitute a lesser or greater percentage of the index and different sectors may represent different proportions of the index. (A more detailed description of the DJ-AIG Index is found in the Statement of Additional Information (SAI).) The fund may also invest in structured notes where the principal and/or coupon payments are linked to the DJ-AIG Index. The fund does not intend to invest in commodities directly or in instruments linked to individual commodity sectors.

   The prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities in periods of rising inflation. Of course, there can be no guarantee that the fund's commodity-linked investments would not be correlated with traditional financial assets under any particular market conditions. In addition, while the primary driver of the fund's returns is expected to be the change in value of the DJ-AIG Index, the fund is not an index fund. However, it is designed to generally replicate the performance of the DJ-AIG Index, although there can be no guarantee that this will be achieved.

   The fund will not invest 25% or more of its total assets in instruments issued by companies in any one industry. However, 25% or more of its total assets may be indirectly exposed to industries in the three commodity sectors of the DJ-AIG Index. In addition, the fund can invest more than 25% of its total assets in instruments (such as structured notes) issued by companies in the financial services sector (which includes the banking, brokerage and insurance industries). In that case the fund's share values will fluctuate in response to events affecting issues in those sectors.

   The fund invests in commodity-linked derivatives that are swaps and hybrid instruments excluded from regulation under the Commodity Exchange Act, so that the fund will not be considered a "commodity pool." From time to time the fund may invest in instruments that are regulated under that Act.

   Under normal market conditions:

o  at least 90% of the fund's fixed-income securities will be investment grade

o the fund will maintain an average duration of the fixed-income portion of the portfolio of one year or less

   In determining the credit quality of a security, we will use the highest rating assigned to it.

   Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

o  PORTFOLIO INVESTMENTS

PRINCIPAL PORTFOLIO INVESTMENTS

   The fund typically will seek to gain exposure to the commodities markets by investing in commodity swap agreements. In a typical commodity swap agreement, the fund will receive the price appreciation (or depreciation) of a commodity index, or a portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee.

   The fund may also seek to gain exposure to the commodities markets by investing in commodity-linked structured notes with principal and/or coupon payments linked to the value of the DJ-AIG Index. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities.

   The fixed-income securities the fund may invest in include:

o  corporate bonds, debentures and notes

o  convertible debt securities

o  preferred stocks

o  government and agency securities

o  municipal securities

o  mortgage-backed and other asset-backed securities

o  obligations of international agencies or supranational entities

o  repurchase agreements involving portfolio securities

o structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations

o  delayed funding loans and revolving credit facilities

o  reverse repurchase agreements

o  bank certificates of deposit, fixed time deposits and bankers' acceptances

o  commercial paper

   The fund may invest:

o  without limit in U.S. dollar-denominated, investment-grade foreign securities

o  up to 30% of its assets in non-dollar-denominated foreign securities

o up to 10% of its assets in fixed-income securities rated below investment grade (junk bonds)

o  up to 5% of its assets in emerging markets debt securities

   The use of swaps and other derivative strategies, such as commodity-linked structured notes, is a principal strategy of the fund. Derivative strategies and the writing of uncovered (or so-called "naked") options are speculative and may hurt the fund's performance. The fund may attempt to hedge its investments in order to mitigate risk, but it is not required to do so. The benefits to be derived from the fund's derivatives and options strategy are dependent upon CSAM's ability to discern pricing inefficiencies and predict trends in the commodities and other markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual stocks or fixed-income securities, and there can be no assurance that the use of this strategy will be successful. Additional information about the fund's derivatives and options strategy and related risks is included in the SAI and under "Certain Investment Practices" below.

   The fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The fund will hedge its exposure to foreign currency through the use of currency futures and options on futures, forward currency contracts and currency options.

OTHER PORTFOLIO INVESTMENTS

   In addition to investing in swaps and commodity-linked structured notes, the fund may engage in other investment practices that include the use of options, futures and other derivative securities. The fund will attempt to take advantage of pricing inefficiencies in these securities. For example, the fund may write (i.e., sell) put and call options. The fund would receive premium income when it writes an option, which will increase the fund's return in the event the option expires unexercised or is closed out at a profit. Upon the exercise of a put or call option written by the fund, the fund may suffer an economic loss equal to the difference between the price at which the fund is required to purchase, in the case of a put, or sell, in the case of a call, the underlying security or instrument and the option exercise price, less the premium received for writing the option. The fund may engage in derivative transactions involving a variety of underlying instruments, including, in addition to swaps, structured notes, equity and debt securities, securities indexes and futures.

   The fund may also invest in common and preferred stock as well as convertible securities of issuers in commodity-related industries. To a limited extent, the fund may also engage in other investment practices.

   The fund may, from time to time, place some or all of its assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.

o  RISK FACTORS

   The fund's principal risk factors are:

o  commodity risk

o  correlation risk

o  credit risk

o  derivatives risk

o  exposure risk

o  focus risk

o  foreign securities risk

o  interest-rate risk

o  liquidity risk

o  market risk

o  non-diversified status

o  speculative exposure risk

o  tax risk

   Commodities are volatile investments and exposure to commodities should only form a small part of a diversified portfolio. Commodities may not be suitable for all investors. The use of derivatives such as swaps, commodity-linked structured notes and futures contracts may add additional risk. The swaps, commodity-linked structured notes and futures contracts in which the fund may invest have substantial risks, including risk of loss of a significant portion of their principal value and lack of a secondary market. Investing in commodity-linked derivatives that involve leverage could increase volatility and losses. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. To the extent that it invests in derivatives, the fund may be subject to additional risks, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. The fund will attempt to limit credit risk for commodity-linked notes by engaging in transactions primarily with counterparties that have an investment-grade credit rating, or a letter of credit or some other form of credit enhancement. However, the fund can invest up to 10% of its total assets in below-investment-grade securities that have greater credit risks than investment-grade securities. These risks are described in "More About Risk."

   The status of commodity-linked swaps and structured notes under tests to qualify as a RIC under the Code is not certain, and the fund does not intend to obtain a ruling from the Internal Revenue Service. If the fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits.

   The fund's index may from time to time have a small number of commodity sectors (e.g., energy or metals) representing a large portion of the index. As a result, the fund may be subject to greater volatility than if the index were more broadly diversified among commodity sectors.

   You should expect fluctuations in share price, yield and total return, particularly with changes in interest rates, for the fixed-income portion of the portfolio. Typically, a rise in interest rates causes a decline in the market value of fixed-income securities. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the fund.

   Junk bonds are considered speculative with respect to the issuer's continuing ability to meet principal and interest payments. In the event of a payment problem by an issuer of junk bonds, more senior debt (such as bank loans and investment-grade bonds) will likely be paid a greater portion of any payment made by the issuer.

   The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

   To the extent that it invests in certain securities, the fund may be affected by additional risks, such as extension and prepayment risks associated with mortgage-backed securities.

   Because the fund invests internationally, it carries additional risks, including currency, information and political risks.

   These risks are defined in "More About Risk." That section also details certain other investment practices the fund may use. Please read "More About Risk" carefully before you invest.

o  PORTFOLIO MANAGEMENT

   The current members of the Credit Suisse Fixed Income Management Team and the Credit Suisse Commodities Management Team are responsible for the day-to-day management of the fund. The current members of the Credit Suisse Fixed Income Management Team are Jo Ann Corkran and Suzanne E. Moran. The current members of the Credit Suisse Commodities Management Team are Nelson Louie, Christian Lee and Waiman Leung. You can find out more about them in "Meet the Managers."

                              FINANCIAL HIGHLIGHTS

As the fund has only recently commenced operations, no financial information is available as of the date of this Prospectus.

                                MORE ABOUT RISK

o  INTRODUCTION

   The fund's goal and principal strategies largely determine its risk profile. You will find a concise description of the fund's risk profile in "Key Points." The discussion of the fund contains more detailed information. This section discusses other risks that may affect the fund.

   The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

o  TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

PRINCIPAL RISK FACTORS

   COMMODITY RISK The fund's investment in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

   Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the fund's net asset value), and there can be no assurance that the fund's use of leverage will be successful.

   CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

   DERIVATIVES RISK In addition to the risks described below under "Exposure Risk," there are additional risks associated with investing in derivatives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives for leverage. The fund's use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as commodity risk, correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

   EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

   o HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

   o SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

   FOCUS RISK The fund will be exposed to the performance of commodities in the DJ-AIG Index, which may from time to time have a small number of commodity sectors (e.g., energy or metals) representing a large portion of the index. As a result, the fund may be subject to greater volatility than if the index were more broadly diversified among commodity sectors.

   FOREIGN SECURITIES RISK Since the fund may invest in foreign securities, it carries additional risks that include:

o CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Although the fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

o INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

o POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

   LIQUIDITY RISK Certain fund securities, such as swaps and commodity-linked notes may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

   MARKET RISK The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks, bonds and commodities, and the mutual funds that invest in them.

   Bonds and other fixed-income securities generally involve less market risk than stocks and commodities. However, the risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

   NON-DIVERSIFIED STATUS The fund is considered a non-diversified investment company under the Investment Company Act of 1940 and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the fund may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.

   SPECULATIVE EXPOSURE RISK To the extent that a derivative or practice is used for speculative purposes, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from investments in commodity-linked notes, swap agreements and other derivative instruments may be substantial.

   TAX RISK In order to qualify as a RIC, the fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. The status of commodity-linked swaps and structured notes in which the fund may invest under such tests to qualify as a RIC under the Code is not certain, and the fund does not intend to obtain a ruling from the Internal Revenue Service. In the event these instruments are adversely treated under these tests, the fund will take all available steps to lessen any adverse tax consequences, although there can be no guarantee that it will be able to do so. If the fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the fund's earnings and profits.

OTHER RISK FACTORS

   ACCESS RISK Some countries may restrict the fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the fund.

   CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

   EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

   INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

   LEVERAGING RISK Although the fund itself will not be leveraged, certain transactions may give rise to a form of leverage. Such transactions may include, among others, structured notes, reverse repurchase agreements, indexed and inverse floating rate securities, swap agreements, futures contracts, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, CSAM will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the fund to be more volatile than if the fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities.

   OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject a fund to losses from fraud, negligence, delay or other actions.

   POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the fund would generally have to reinvest the proceeds at lower rates.

   REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or the fund's performance.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a security held by the fund. Many commodity-linked derivative instruments are not actively traded.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:
[x]  Permitted without limitation; does not indicate actual use
20% BOLD TYPE (E.G., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use
20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate actual use
[ ]  Permitted, but not expected to be used to a significant extent
--   Not permitted

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                        LIMIT
--------------------------------------------------------------------------------

BORROWING The borrowing of money from banks to meet redemptions or for other temporary or emergency purposes. Speculative exposure
risk.                                                                    33 1/3%

--------------------------------------------------------------------------------

CURRENCY TRANSACTIONS Instruments, such as options, futures, forwards or swaps, intended to manage fund exposure to currency risk or to enhance total return. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Swaps involve the right or obligation to receive or make payments based on two different currency rates.(1) Correlation, credit, currency, hedged exposure, liquidity, political, speculative exposure, valuation
risks.(2)                                                                    [x]

--------------------------------------------------------------------------------

EMERGING MARKETS Countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject the fund to increased
volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the fund to risks beyond those generally encountered in developed countries. Access, currency, information, liquidity, market, operational, political, valuation
risks.                                                                        5%

--------------------------------------------------------------------------------

FOREIGN SECURITIES Securities of foreign issuers. May include depository receipts. Currency, information, liquidity, market,
political, valuation risks.                                                  [x]

--------------------------------------------------------------------------------

FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts that enable the fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the fund
(or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1)
Correlation, currency, hedged exposure, interest-rate, market,
speculative exposure risks.(2)                                               [x]

--------------------------------------------------------------------------------

INVESTMENT GRADE DEBT SECURITIES Debt securities rated within the four highest grades (AAA/Aaa through BBB-/Baa3) by Standard & Poor's or Moody's rating service, and unrated securities of comparable
quality. Credit, interest-rate, market risks.                                [x]

--------------------------------------------------------------------------------

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities backed by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. Credit, extension, interest-rate, liquidity,
prepayment risks.                                                            [x]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                        LIMIT
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of
Columbia and their political subdivisions, agencies and
instrumentalities. Municipal securities may be affected by
uncertainties regarding their tax status, legislative changes or rights of municipal-securities holders. Credit, interest-rate,
market, regulatory risks.                                                    [x]

--------------------------------------------------------------------------------

NON-INVESTMENT-GRADE DEBT SECURITIES Debt securities and convertible securities rated below the fourth-highest grade (BBB-/Baa3) by
Standard & Poor's or Moody's rating service, and unrated securities of comparable quality. Commonly referred to as junk bonds. Credit,
information, interest-rate, liquidity, market, valuation risks.              10%

--------------------------------------------------------------------------------

OPTIONS Instruments that provide a right to buy (call) or sell (put)
a particular security, currency or index of securities at a fixed price within a certain time period. The fund may purchase or sell
(write) both put and call options for hedging or speculative purposes. An option is out-of-the money if the exercise price of the option is above, in the case of a call option, or below, in the case of a put option, the current price (or interest rate or yield for certain options) of the referenced security or instrument.(1)
Correlation, credit, derivatives, hedged exposure, liquidity,
market, speculative exposure risks.                                          20%

--------------------------------------------------------------------------------

REAL-ESTATE INVESTMENT TRUSTS (REITS) Pooled investment vehicles that invest primarily in income-producing real estate or
real-estate-related loans or interests. Credit, interest-rate,
market risks.                                                                [ ]

--------------------------------------------------------------------------------

RESTRICTED AND OTHER ILLIQUID SECURITIES Securities with
restrictions on trading, or those not actively traded. May include
private placements. Liquidity, market, valuation risks.                      15%

--------------------------------------------------------------------------------

SECURITIES LENDING Lending portfolio securities to financial institutions; the fund receives cash, U.S. government securities or bank letters of credit as collateral. Credit, liquidity, market
risks.                                                                   33 1/3%

--------------------------------------------------------------------------------

STRUCTURED INSTRUMENTS Swaps, structured notes and other instruments that allow the fund to gain access to the performance of a
referenced asset (such as an index or selected stocks) that may be more attractive or accessible than the fund's direct investment.
Commodity, credit, currency, derivatives, information,
interest-rate, leveraging, liquidity, market, political, speculative
exposure, valuation, tax risks.                                              [x]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                        LIMIT
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of the fund's assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its
goal.                                                                        [ ]

--------------------------------------------------------------------------------

WARRANTS Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative
exposure risks.                                                              10%

--------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of securities for delivery at a future date; market value may change
before delivery. Liquidity, market, speculative exposure risks.              20%

--------------------------------------------------------------------------------

ZERO-COUPON BONDS Debt securities that pay no cash income to holders for either an initial period or until maturity and are issued at a discount from maturity value. At maturity, return comes from the difference between purchase price and maturity value. Interest-rate,
market risks.                                                                [x]

--------------------------------------------------------------------------------

(1) The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

(2) The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

                               MEET THE MANAGERS

The current members of the Credit Suisse Fixed Income Management Team and the Credit Suisse Commodities Management Team are responsible for the day-to-day management of the fund. The current members of the Credit Suisse Fixed Income Management Team are Jo Ann Corkran and Suzanne E. Moran. The current members of the Credit Suisse Commodities Management Team are Nelson Louie, Christian Lee and Waiman Leung.

JO ANN CORKRAN, Managing Director, has been a team member of the fund since inception. She joined CSAM in 1997 from Morgan Stanley, where she headed the mortgage and asset-backed research group. Previously, she worked in the insurance group within fixed income research at First Boston and analyzed funding and investment strategies for pension plans at Buck Consultants. Ms. Corkran holds a B.A. in mathematics from New York University and has qualified as a Fellow of the Society of Actuaries.

SUZANNE E. MORAN, Managing Director, has been a team member of the fund since inception. She came to CSAM in 1995 as a result of Credit Suisse's acquisition of CS First Boston Investment Management (CS First Boston). She joined CS First Boston in 1991. Ms. Moran holds a B.A. in finance from the University of Maryland.

NELSON LOUIE, Director, has been a team member of the fund since inception. He joined CSAM in 1993 from Bankers Trust, where he was an operations specialist within its funds management group. Mr. Louie is currently responsible for overseeing trading and portfolio management of the team's derivatives-based hedging strategies, enhanced indexing strategies and excess return strategies. Mr. Louie holds a B.A. in economics from Union College.

CHRISTIAN T. LEE, Vice President, has been a team member of the fund since inception. Mr. Lee joined CSAM in 1996 from Mitsubishi Bank, where he was responsible for risk management of derivatives positions. He holds a B.A. in economics and finance from the University of Rochester.

WAIMAN LEUNG, Vice President, has been a team member of the fund since inception. Mr. Leung was a member of the CSAM derivatives team from 1993 through 2000, when he was a trader specializing in volatility arbitrage and currency hedging. Prior to rejoining CSAM in 2002, he was a proprietary equity trader at Worldco. from 2000 to 2002. Prior to 2000, Mr. Leung was an assistant commodities trader at The Options Group and an equity research associate at Lehman Brothers. Mr. Leung holds a B.A. in economics from New York University.


            Job titles indicate position with the investment adviser.

                              MORE ABOUT YOUR FUND

o  SHARE VALUATION

   The net asset value ("NAV") of each class of the fund is determined daily as of the close of regular trading (normally 4 PM eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day the NYSE is open for business. The fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities, options, futures contracts and other assets (including swap and structured note agreements) for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

   The fund's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

   Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

o  ACCOUNT STATEMENTS

   In general, you will receive account statements as follows:

o after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

o  after any changes of name or address of the registered owner(s)

o  otherwise, every calendar quarter

   You will receive annual and semiannual financial reports.

o  DISTRIBUTIONS

   As a fund investor, you will receive distributions.

   The fund earns income from swap and structured note agreements, dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

   The fund declares and pays dividends quarterly. The fund typically distributes capital gains annually, usually in December. The fund may make additional distributions and dividends at other times if necessary for the fund to avoid a federal tax.

   Distributions will be reinvested in additional Common Class shares, unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

   Estimated year-end distribution information, including record and payment dates, generally will be available late in the year at www.csam.com or by calling 800-927-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.

o  TAXES

   The status of swaps and commodity-linked notes under tests to qualify as a RIC under the Code is not certain, and the fund does not intend to obtain a ruling from the Internal Revenue Service. Generally, if these instruments do not qualify as "securities,"the Fund will fail to qualify as a RIC. If the fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits.

   As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

   The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the fund.

TAXES ON DISTRIBUTIONS

   As long as the fund meets the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings and gains, if any, it distributes to shareholders. Distributions you receive from the fund, whether reinvested or taken in cash, are generally taxable.

   Distributions from the fund's long-term capital gains are taxed as long-term capital gains regardless of how long you have held fund shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income.

   If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you may receive a portion of the money you just invested in the form of a taxable distribution.

   We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains. If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS INVOLVING
FUND SHARES

   Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

                                  BUYING SHARES

o  OPENING AN ACCOUNT

   Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

   If you need an application, call our Shareholder Service Center to receive one by mail or fax.

   You can make your initial investment by check or wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.

   The fund's Common Class shares may be purchased only by (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of CSAM, (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates and
(6) CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can buy Common Class shares of the fund and open new accounts under the same social security number.

   Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

   In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the fund will not be able to open your account. If the fund is unable to verify your identity or the identity of any person authorized to act on your behalf, the fund and CSAM reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your fund shares will be redeemed at the net asset value per share next calculated after the determination has been made to close your account.

o  BUYING AND SELLING SHARES

   The fund is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form by the close of the NYSE (usually 4 p.m. ET), your transaction will be priced at that day's NAV. If we receive it after that time, it will be priced at the next business day's NAV. "Proper form" means we have received a completed purchase application and payment for shares (as described in this Prospectus). The fund reserves the right to reject any purchase order.

o  REDEMPTION FEE

   The fund imposes a 2.00% redemption fee (short-term trading fee) on its Common Class shares redeemed or exchanged within 30 days from the date of purchase. This fee is calculated based on the shares' aggregate NAV on the date of redemption and deducted from the redemption proceeds. The fee is paid to the fund to offset costs associated with short-term trading. For purposes of computing the redemption fee, any shares purchased through reinvestment of dividends or distributions will be redeemed first without charging the fee, followed by shares held the longest.

   The fee does not apply to shares:

o  purchased by investment advisory clients of CSAM or any of its affiliates

o  purchased by wrap fee accounts

o purchased by 401(k) plans, 403(b) plans, 457 plans or other employee benefit or retirement plans sponsored by an employer

o  acquired by the reinvestment of dividends or distributions

   The fund's ability to impose or collect redemption fees in certain circumstances, including redemption fees on trades by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based-program accounts, among others, may be limited. As a result, the fund may not be able to prevent market timing through the use of redemption fees. Depending on the portion of fund shares held through such financial intermediaries (which may represent most of fund shares), market timing could adversely affect shareholders (through, for example, increased transaction costs, taxable gains to remaining shareholders and losses on the sale of investments).

FINANCIAL-SERVICES FIRMS

   You can also buy and sell fund shares through a variety of financial-services firms such as banks, brokers and financial advisors. The fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the fund and will be priced at the next-computed NAV.

   Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the fund. Financial services firms may impose their own requirements for minimum initial or subsequent investments or for minimum account balances required to keep your account open. Please read their program materials for any special provisions or additional service features that may apply to your investment.

   Some of the firms through which the fund is available include:

o  Charles Schwab & Co., Inc. Mutual Fund OneSource(R)service

o  Fidelity Brokerage Services, Inc. FundsNetwork(R)Program

o  TD Waterhouse Mutual Fund Network

MINIMUM INITIAL INVESTMENT

   Regular account:              $2,500
   IRAs:                           $500
   Transfers/Gifts to Minors:      $500

   There is no minimum investment requirement for employees and clients of CSAM and its affiliates or for retirement plan programs. The fund reserves the right to modify or waive minimum initial investment requirements.

o  ADDING TO AN ACCOUNT

   You can add to your account in a variety of ways, as shown in the table. If you want to use Automated Clearing House (ACH) transfer, be sure to complete the "ACH on Demand" section of the Common Class account application.

o  INVESTMENT CHECKS

   Checks should be made payable in U.S. dollars to Credit Suisse Funds. Unfortunately, we cannot accept "starter" checks that do not have your name pre-printed on them. We also cannot accept checks payable to you or to another party and endorsed to the order of Credit Suisse Funds. These types of checks will be returned to you and your purchase order will not be processed.

o  EXCHANGING SHARES

   The fund reserves the right to

o  reject any purchase order made by means of an exchange from another fund

o change or discontinue its exchange privilege after 60 days' notice to current investors

o  temporarily suspend the exchange privilege during unusual market conditions

   If the fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse fund will be processed. Your redemption request will be priced at the next computed net asset value.

                                  BUYING SHARES

--------------------------------------------------------------------------------
OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
BY CHECK
--------------------------------------------------------------------------------
o Complete the New Account                 o Make your check payable
  Application.                               to Credit Suisse Funds.
o For IRAs use the Universal               o Write the account number
  IRA Application.                           and the fund name on
o Make your check payable to                 your check.
  Credit Suisse Funds.                     o Mail to Credit Suisse Funds.
o Write the fund name on                   o Minimum amount is $100.
  the check.
o Mail to Credit Suisse Funds.
--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
o Call our Shareholder Service             o Call our Shareholder Service
  Center to request an exchange              Center to request an exchange
  from another Credit Suisse Fund.           from another Credit Suisse Fund.
  Be sure to read the current              o Minimum amount is $250.
  Prospectus for the new fund.             o If you do not have telephone
  Also please observe the minimum            privileges, mail or fax a letter
  initial investment.                        of instruction signed by
o If you do not have telephone               all shareholders.
  privileges, mail or fax a letter
  of instruction signed by
  all shareholders.
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
o Complete and sign the New Account        o Call our Shareholder Service Center
  Application.                               by 4 p.m. ET to inform us of the
o Call our Shareholder Service Center        incoming wire. Please be sure to
  and fax the signed New Account             specify your name, the account
  Application by 4 p.m. ET.                  number and the fund name on your
o The Shareholder Service Center will        wire advice.
  telephone you with your account          o Wire the money for receipt
  number. Please be sure to specify          that day.
  your name, the account number and        o Minimum amount is $500.
  the fund name on your wire advice.
o Wire your initial investment for
  receipt that day.
o Mail the original, signed application
  to Credit Suisse Funds.
This method is not available for IRAs.
--------------------------------------------------------------------------------
BY AUTOMATED CLEARING HOUSE (ACH) TRANSFER
--------------------------------------------------------------------------------
o Cannot be used to open an account.       o Call our Shareholder Service
                                             Center to request an ACH
                                             transfer from your bank.
                                           o Your purchase will be
                                             effective at the next NAV
                                             calculated after we receive
                                             your order in proper form.
                                           o Minimum amount is $50.
                                           o Requires ACH on Demand
                                             privileges.
--------------------------------------------------------------------------------

                                  800-927-2874
                       MONDAY-FRIDAY, 8:30 A.M.-6 P.M. ET

                                 SELLING SHARES

--------------------------------------------------------------------------------
SELLING SOME OR ALL OF YOUR SHARES         CAN BE USED FOR
--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
Write us a letter of instruction that      o Accounts of any type.
includes:                                  o Sales of any amount.
o your name(s) and signature(s)            For IRAs please use the IRA
o the fund name and account number         Distribution Request Form.
o the dollar amount you want to sell
o how to send the proceeds
Obtain a signature guarantee or other
documentation, if required (see
"Selling Shares in Writing").
Mail the materials to Credit Suisse
Funds. If only a letter of instruction
is required, you can fax it to the
Shareholder Service Center (unless a
signature guarantee is required).
--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
o Call our Shareholder Service Center      o Accounts with telephone privileges.
  to request an exchange into another        If you do not have telephone
  Credit Suisse Fund. Be sure to read        privileges, mail or fax a letter of
  the current Prospectus for the new         instruction to exchange shares.
  fund. Also please observe the minimum
  initial investment.
--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
Call our Shareholder Service Center        o Accounts with telephone privileges.
to request a redemption. You can
receive the proceeds as:
o a check mailed to the address of
  record ($100 minimum)
o an ACH transfer to your bank
  ($50 minimum)
o a wire to your bank ($500 minimum)
See "By Wire or ACH Transfer"
for details.
--------------------------------------------------------------------------------
BY WIRE OR ACH TRANSFER
--------------------------------------------------------------------------------
o Complete the "Wire Instructions"         o Accounts with wire-redemption or
  or "ACH on Demand" section of your         ACH on Demand privileges.
  New Account Application.                 o Requests by phone or mail.
o For federal-funds wires, proceeds
  will be wired on the next business
  day. For ACH transfers, proceeds
  will be delivered within two
  business days.
--------------------------------------------------------------------------------

     HOW TO REACH US

SHAREHOLDER SERVICE CENTER
Toll free: 800-927-2874
Fax: 888-606-8252

MAIL:
Credit Suisse Funds
P.O. Box 55030
Boston, MA 02205-5030

OVERNIGHT/COURIER SERVICE:
Boston Financial Data Services, Inc.
Attn: Credit Suisse Funds
66 Brooks Drive
Braintree, MA 02184

INTERNET WEB SITE:
www.csam.com/us

     WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
[Credit Suisse Fund Name]
DDA# 9904-649-2
F/F/C: [Account Number and
Account registration]

o  SELLING SHARES IN WRITING

   Some circumstances require a written sell order, along with a signature guarantee. These include:

o  accounts whose address of record has been changed within the past 30 days

o  redemptions in certain large accounts (other than by exchange)

o  requests to send the proceeds to a different payee or address than on record

o shares represented by certificates, which must be returned with your sell order

   A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

o  RECENTLY PURCHASED SHARES

   For fund shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the fund will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another fund. A redemption fee of 2.00% may be charged on the exchange.

o  LOW-BALANCE ACCOUNTS

   If your account balance falls below the minimum required to keep it open due to redemptions or exchanges, the fund may ask you to increase your balance. If it is still below the minimum after 60 days, the fund may close your account and mail you the proceeds.

MINIMUM TO KEEP AN ACCOUNT OPEN
   Regular account:              $2,000
   IRAs:                           $250
   Transfers/Gifts to Minors:      $250

   The fund reserves the right to modify or waive this requirement. If the fund increases the minimum amount required to keep an account open, it will give current shareholders 15 days' notice of any increase. The fund also reserves the right, if it raises the minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds after providing you with 60 days' notice as described above.


                                  800-927-2874
                       MONDAY-FRIDAY, 8:30 A.M.-6 P.M. ET

                              SHAREHOLDER SERVICES

o  AUTOMATIC SERVICES

   Buying or selling shares automatically is easy with the services described below. You can set up most of these services with your account application or by calling our Shareholder Service Center.

AUTOMATIC MONTHLY INVESTMENT PLAN

   For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

   For making automatic monthly, quarterly, semi-annual or annual withdrawals of $250 or more.

DISTRIBUTION SWEEP

   For automatically reinvesting your dividend and capital-gain distributions into another identically registered Credit Suisse Fund. Not available for IRAs.

o  STATEMENTS AND REPORTS

   The fund produces financial reports, which include a list of the fund's portfolio holdings, semiannually and updates its prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, prospectus or proxy statement to your household, even if more than one person in the household has an account with the fund. Please call 800-927-2874 if you would like to receive additional reports, prospectuses or proxy statements.

   The fund discloses its portfolio holdings and certain of the fund's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.csam.com/us. This information is posted on the fund's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the fund's policies and procedures with respect to disclosure of its portfolio securities is available in the fund's Statement of Additional Information.

o  RETIREMENT PLANS

   Credit Suisse offers a range of tax-advantaged retirement accounts, including:

o  Traditional IRAs

o  Roth IRAs

o  Spousal IRAs

o  Rollover IRAs

o  SEP IRAs

   To transfer your IRA to Credit Suisse, use the IRA Transfer/Direct Rollover Form. If you are opening a new IRA, you will also need to complete the Universal IRA Application. Please consult your tax professional concerning your IRA eligibility and tax situation.

o  TRANSFERS/GIFTS TO MINORS

   Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA). Please consult your tax professional about these types of accounts.

o  ACCOUNT CHANGES

   Call our Shareholder Service Center to update your account records whenever you change your address. The Shareholder Service Center can also help you change your account information or privileges.

                                 OTHER POLICIES

o  TRANSACTION DETAILS

   You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

   Your purchase order will be canceled if you place a telephone order by 4 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if your investment check or electronic ACH transfer does not clear.

   If you wire money without first calling our Shareholder Service Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

   While we monitor telephone servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

   Uncashed redemption or distribution checks do not earn interest.

o  FREQUENT PURCHASES AND SALES OF FUND SHARES

   Frequent purchases and redemptions of fund shares present risks to the fund's long-term shareholders. These risks include the potential for dilution in the value of fund shares; interference with the efficient management of the fund's portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the fund's investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the fund's remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for fund portfolio holdings (e.g., "time zone arbitrage").

   The fund will take steps to detect and eliminate excessive trading in fund shares, pursuant to the fund's policies as described in this prospectus and approved by the board. The fund defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within a specified period of time. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. These policies apply to all accounts shown on the fund's records.

   The fund reserves the right to reject or cancel a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the fund reserves the right to reject or cancel a purchase or exchange order from any investor or intermediary that the fund has reason to think could be a frequent trader, whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

   The fund has also adopted fair valuation policies to protect the fund from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. See "Share Valuation." In addition, the fund imposes a redemption fee on redemptions or exchanges within a specified period of time after purchase. See "Buying Shares."

   There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. In particular, the fund may not be able to monitor, detect or limit excessive trading by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based programs. Depending on the portion of fund shares held through such financial intermediaries (which may represent most of fund shares), excessive trading of fund shares could adversely affect long-term shareholders (as described above). It should also be noted that shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of fund shares, which may define market timing differently than the fund does and have different consequences associated with it.

   The fund's policies and procedures may be modified or terminated at any time.

o  SPECIAL SITUATIONS

   The fund reserves the right to:

o  charge a wire-redemption fee

o make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt fund operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

o stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

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                                       40

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                                       41

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                                       42

                                OTHER INFORMATION

o  ABOUT THE DISTRIBUTOR

Credit Suisse Asset Management Securities, Inc., an affiliate of CSAM, is responsible for:

o  making the fund available to you

o  account servicing and maintenance

o  other administrative services related to sale of the Common Class shares

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. CSAM or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

                              FOR MORE INFORMATION

   More information about the fund is available free upon request, including the following:

o  ANNUAL/SEMIANNUAL REPORTS
o  TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The Annual Report also contains a letter from the fund's managers discussing market conditions and investment strategies that significantly affected fund performance during its past fiscal year.

o  OTHER INFORMATION

   A current SAI which provides more details about the fund is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

   You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

   Please contact Credit Suisse Funds to obtain, without charge, the SAI and Annual and Semiannual Reports, and other information and to make shareholder inquiries:

BY TELEPHONE:
   800-927-2874

BY FACSIMILE:
   888-606-8252

BY Mail:
   Credit Suisse Funds
   P.O. Box 55030
   Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Funds
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:
   www.csam.com/us


SEC FILE NUMBER:
Credit Suisse
Commodity Return Strategy Fund                                         811-21589



P.O. BOX 55030, BOSTON, MA 02205-5030             CREDIT SUISSE ASSET MANAGEMENT
800-927-2874 o WWW.CSAM.COM/US


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSCRC-1-1204